CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale securities	$ 0	$ 112